Equity reserves (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted average
	Number of Options	exercise price
		C$
Balance, December 31, 2016	14,591,750	2.54
Granted	3,374,000	3.64
Exercised	(1,620,750)	2.75
Cancelled/Expired	(3,766,375)	3.53
Balance, December 31, 2017	12,578,625	2.52
Granted	2,739,802	1.08
Cancelled/Expired	(1,836,000)	2.48
Balance, December 31, 2018	13,482,427	2.22

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
			Weighted		Weighted
		Weighted	average risk-	Weighted	average Black-
	Number of	average	free interest	average	Scholes value
	options	exercise price	rate	volatility	assigned
Period		C$			C$
Year ended December 31, 2017	3,374,000	3.64	1.55%	64.95%	1.42
Year ended December 31, 2018	2,739,802	1.08	2.37%	68.81%	0.51

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Total options outstanding			Total options exercisable
		Weighted average	Weighted		Weighted average	Weighted
Range of exercise	Number	contractual life	average	Number	contractual life	average
price		(years)	exercise price		(years)	exercise price
			C$			C$
C$0.00-C$1.00	50,000	4.88	0.89	-	-	-
C$1.01-C$2.00	4,884,802	3.29	1.42	1,959,875	2.11	1.92
C$2.01-C$3.00	5,985,625	0.60	2.12	5,985,625	0.60	2.12
C$3.01-C$4.00	2,392,000	3.16	3.97	2,392,000	3.16	3.97
C$4.01-C$5.00	170,000	2.57	4.38	170,000	2.57	4.38
	13,482,427	2.07	2.22	10,507,500	1.50	2.54